Capital Stock and Stock-Based Compensation (Details) - USD ($) $ / shares in Units, $ in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019
Class of Stock [Line Items]
Preferred stock, shares authorized (in shares)	100,000,000.0		100,000,000.0		100,000,000.0
Preferred stock, par value (usd per share)	$ 0.01		$ 0.01		$ 0.01
Common stock, shares authorized (in shares)	585,000,000.0		585,000,000.0		585,000,000
Preferred stock, shares issued (in shares)	0		0		0
Restricted Stock [Member]
Class of Stock [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period			78,300		53,800
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period, Fair Value			$ 1.3		$ 0.5
Class A
Class of Stock [Line Items]
Common Stock, Shares, Outstanding	29,100,000		29,100,000		29,000,000
Common stock, shares authorized (in shares)	485,000,000.0		485,000,000.0		485,000,000.0
Common Stock, Par or Stated Value Per Share	$ 0.01		$ 0.01		$ 0.01
Common Stock, Voting Rights, Votes Per Share Owned			$ 1
Common stock, shares issued (in shares)	29,100,000		29,100,000		29,000,000.0
Class A | Restricted Stock Units
Class of Stock [Line Items]
Stock Issued During Period, Shares, New Issues			44,800		34,100
Class B
Class of Stock [Line Items]
Common Stock, Shares, Outstanding	4,600,000		4,600,000		4,600,000
Common stock, shares authorized (in shares)	100,000,000.0		100,000,000.0		100,000,000.0
Common Stock, Par or Stated Value Per Share	$ 0.01		$ 0.01		$ 0.01
Common Stock, Voting Rights, Votes Per Share Owned			$ 5
Maximum percentage of voting power			49.00%
Common stock, shares issued (in shares)	4,600,000		4,600,000		4,600,000
General and Administrative Expense [Member]
Class of Stock [Line Items]
Employee Benefits and Share-based Compensation	$ 0.6	$ 0.2	$ 0.9	$ 0.6